Income Tax (Details) - Schedule of Reconciliation of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Income Tax Expense [Abstract]
Loss before income taxes	$ (178,966,256)	$ (54,153,065)	$ (69,597,322)
Tax loss at the PRC statutory tax rate of 25%	44,741,563	13,538,266	17,399,330
Taxable items		(3,532,743)
Deductible items		3,470,728
Non-deductible items	(34,857,419)		(20,201,962)
Non-taxable items	483,407		19,124,786
Change in valuation allowance	(9,188,608)	(1,957,164)	(697,508)
Effect of different tax rates in other jurisdictions	(2,690,108)	(5,588,499)	(8,043,850)
Effect of 15% preferential rate for certain PRC subsidiaries	(1,244,808)	(1,989,264)	545,541
Income tax benefit	$ (2,755,973)	$ 3,941,324	$ 8,126,337